Debt - revolving credit facilities (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2020	Mar. 26, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities	€ 3,500,000,000		€ 7,600,000,000
Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			6,250,000,000
Line of Credit Facility, Maximum Borrowing Capacity		€ 6,250,000,000
Draw down of line of credit	6,250,000,000
Revolving Credit Facility, Tranche One [Member]
Disclosure of detailed information about borrowings [line items]
Line of Credit Facility, Maximum Borrowing Capacity		€ 3,125,000,000
Other Revolving Credit Facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities			€ 1,300,000,000
Other revolving lines of credit [Domain]
Disclosure of detailed information about borrowings [line items]
Draw down of line of credit	€ 1,500,000,000